Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2019
Financing Receivable, Net [Abstract]
Schedule of financing receivables, net
The financing receivables, net, as of December 31, 2018 and 2019, consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Short-term:
Short-term financing receivables	775,937	450,588
Allowance for credit losses	(22,768)	(20,201)

Short-term financing receivables, net	753,169	430,387

Long-term:
Long-term financing receivables	19,297	19,443
Allowance for credit losses	(415)	(343)

Long-term financing receivables, net	18,882	19,100

Schedule of balances of financing receivables by due date
The following table summarizes the balances of financing receivables by due date as of December 31, 2018 and 2019.

	As of December 31,
	2018	2019
	RMB	RMB
Due in months:
0 - 12	775,93 7	450,588
13 - 24	19,297	19,443

Total financing receivables	795,23 4	470,031

Schedule of movement of the allowance for credit losses
The movement of the allowance for credit losses for the years ended December 31, 2017, 2018 and 2019 consist of the following:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	12,261	70,460	23,183
Addition due to acquisition of Ganzhou Aixin Micro Finance	—	—	17,470
Additions	115,920	70,411	33,942
Charge-offs	(57,721)	(117,688)	(54,051)

Balance at end of the year	70,460	23,183	20,544

Schedule of aging analysis of past due financing receivables
Aging analysis of past due financing receivables as of December 31, 2018 and 2019 are as below:

Financing receivables	1 - 30 Days Past Due	31 - 60 Days Past Due	61 - 90 Days Past Due	91 Days or Greater Past Due	Total Past Due	Current	Total
As of December 31, 2018	15,240	7,819	7,913	—	30,972	764,262	795,234
As of December 31, 2019	8,239	7,546	6,660	—	22,445	447,586	470,031